SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)		2 Months Ended	12 Months Ended
		Nov. 30, 2024	Sep. 30, 2024		Sep. 30, 2023	Oct. 03, 2024	Sep. 30, 2022
Cash			$ 74,514		$ 179,237
Current assets			371,593
Total Current Assets			446,107		575,441
Total non-current assets			413,666		256,697
TOTAL ASSETS			859,773		832,138
Total Current Liabilities		5,984	3,356,493		2,701,505
Non-current liabilities			26,277
TOTAL LIABILITIES		5,984	3,382,770		2,701,505
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)		$ 0	$ 13,727		$ 13,727
Ordinary shares, par value		$ 0.0001	$ 1		$ 1
Ordinary shares, shares authorized		500,000,000	50,000		50,000
Ordinary shares, shares issued		1	13,727		13,727
Additional paid-in capital		$ (0)	$ 11,074,192		$ 11,074,192
Subscription receivables			(2,939,179)		(2,969,955)
Accumulated other comprehensive loss			(220,253)		(165,023)
Accumulated deficit		(5,984)	(10,451,484)		(9,822,308)
Total Shareholders’ Deficit		(5,984)	(2,522,997)		(1,869,367)		$ 435,525
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT			$ 859,773		832,138
Number of shares issued			892
Number of shares issued, value			$ 2,087,102
Net Loss		$ (5,984)	$ (629,176)	[1]	$ (4,344,768)
Net loss per share attributable to ordinary shareholders - basic		$ (5,984)	$ (45.83)		$ (337.62)
Net loss per share attributable to ordinary shareholders - diluted		$ (5,984)	$ (45.83)		$ (337.62)
Weighted average number of ordinary shares used in computing net loss per share - basic		1	13,727	[2]	12,869
Weighted average number of ordinary shares used in computing net loss per share - diluted		1	13,727	[2]	12,869
Pro Forma Adjustment [Member]
Cash	[3]		$ 2,087,102
Current assets
Total Current Assets			2,087,102
Total non-current assets
TOTAL ASSETS			2,087,102
Total Current Liabilities
Non-current liabilities
TOTAL LIABILITIES
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)	[3]		892
Additional paid-in capital	[3]		2,086,210
Total Shareholders’ Deficit			2,087,102
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT			2,087,102
Net Loss	[1]
Net loss per share attributable to ordinary shareholders - basic
Net loss per share attributable to ordinary shareholders - diluted
Weighted average number of ordinary shares used in computing net loss per share - basic	[2]		892
Weighted average number of ordinary shares used in computing net loss per share - diluted	[2]		892
Pro Forma [Member]
Cash			$ 2,161,616
Current assets			371,593
Total Current Assets			2,533,209
Total non-current assets			413,666
TOTAL ASSETS			2,946,875
Total Current Liabilities			3,356,493
Non-current liabilities			26,277
TOTAL LIABILITIES			3,382,770
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)			14,619
Additional paid-in capital			13,160,402
Subscription receivables			(2,939,179)
Accumulated other comprehensive loss			(220,253)
Accumulated deficit			(10,451,484)
Total Shareholders’ Deficit			(435,895)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT			2,946,875
Net Loss	[1]		$ (629,176)
Net loss per share attributable to ordinary shareholders - basic			$ (43.04)
Net loss per share attributable to ordinary shareholders - diluted			$ (43.04)
Weighted average number of ordinary shares used in computing net loss per share - basic	[2]		14,619
Weighted average number of ordinary shares used in computing net loss per share - diluted	[2]		14,619

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.
[3]	Additional 892 were shares issued for $2,087,102.